Goodwill and Other Intangibles	3 Months Ended
Mar. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangibles

11. GOODWILL AND OTHER INTANGIBLES

Changes in the carrying amount of goodwill for the three months ended March 31, 2014 is as follows (in millions):

	Agricultural	Construction	Commercial		Financial
	Equipment	Equipment	Vehicles	Powertrain	Services	Total
	(in millions)
Balance at December 31, 2013	$1,657	$606	$71	$6	$164	$2,504
Impact of foreign exchange	6	(11)	1	—	(1)	(5)

Balance at March 31, 2014	$1,663	$595	$72	$6	$163	$2,499

As of March 31, 2014 and December 31, 2013, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		March 31, 2014			December 31, 2013
	Weighted Avg.		Accumulated			Accumulated
	Life	Gross	Amortization	Net	Gross	Amortization	Net
	(in millions)
Other intangible assets subject to amortization:
Dealer Networks	15	$250	$123	$127	$252	$122	$130
Patents, concessions, licenses and other	5-25	1,505	1,113	392	1,505	1,097	408

		1,755	1,236	519	1,757	1,219	538

Other intangible assets not subject to amortization:
Trademarks		272	—	272	272	—	272

Total other intangible assets		$2,027	$1,236	$791	$2,029	$1,219	$810

CNH Industrial recorded amortization expense of $27 million and $28 million for the three months ended March 31, 2014 and 2013, respectively.